Separate Account VL

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of Separate Account VL and the Board of Directors of
Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Separate Account VL (the Separate Account) as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 12, 2024

1

Appendix A

The subaccounts that comprise Separate Account VL were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
American Century Investments VP Disciplined Core Value Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP International Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Ultra Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Value Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Select Small Cap Value Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Seligman Global Technology Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Equity 500 Index VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Small Cap Index VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Federated Hermes Fund for U.S. Government Securities II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

2

Federated Hermes Government Money Fund II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Federated Hermes High Income Bond Fund II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Contrafund Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Equity- Income Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Growth & Income Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Small-Mid Cap Growth VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco Global Real Estate Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. American Franchise Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Diversified Dividend Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

3

Invesco V.I. Health Care Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Growth and Income Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Investors Trust Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Investors Trust Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS New Discovery Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS New Discovery Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Total Return Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Utilities Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Developing Markets VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

4

Templeton Foreign VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Growth VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

5

SEPARATE ACCOUNT VL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Ultra Fund, Class I	American Century Investments VP Value Fund, Class I	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A

ASSETS:
Investments at fair value (1)	$237,874	$187,815	$1,574,119	$1,206,296	$390,056	$1,703,263	$1,565,336
Receivable from the Policies	-	56	-	-	-	-	-
Receivable from the fund manager	42	-	116	175	19	16	1,986
Total assets	237,916	187,871	1,574,235	1,206,471	390,075	1,703,279	1,567,322

LIABILITIES:
Payable to the Policies	42	-	116	175	19	16	1,986
Payable to the fund manager	-	56	-	-	-	-	-
Payable to the Company	8	6	51	39	13	55	51
Total liabilities	50	62	167	214	32	71	2,037

NET ASSETS	$237,866	$187,809	$1,574,068	$1,206,257	$390,043	$1,703,208	$1,565,285

Fair value per share (NAV)	$7.67	$10.58	$25.65	$12.19	$33.38	$24.18	$26.97
Shares outstanding in the Separate Account	31,013	17,752	61,369	98,958	11,685	70,441	58,040

(1) Investments in mutual fund shares, at cost	$256,619	$171,776	$977,540	$886,999	$183,904	$1,462,095	$1,127,804

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

6

SEPARATE ACCOUNT VL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity- Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$358,428	$345,680	$840,002	$466,206	$2,461,357	$769,871	$913,331
Receivable from the Policies	-	-	-	-	2,419	-	48
Receivable from the fund manager	10	1,406	717	9	-	1,496	-
Total assets	358,438	347,086	840,719	466,215	2,463,776	771,367	913,379

LIABILITIES:
Payable to the Policies	10	1,406	717	9	-	1,496	-
Payable to the fund manager	-	-	-	-	2,419	-	48
Payable to the Company	12	11	27	15	80	25	30
Total liabilities	22	1,417	744	24	2,499	1,521	78

NET ASSETS	$358,416	$345,669	$839,975	$466,191	$2,461,277	$769,846	$913,301

Fair value per share (NAV)	$13.63	$9.35	$1.00	$5.66	$46.83	$23.91	$26.12
Shares outstanding in the Separate Account	26,297	36,971	840,002	82,369	52,559	32,199	34,967

(1) Investments in mutual fund shares, at cost	$363,169	$399,804	$840,002	$492,214	$1,774,662	$701,741	$662,394

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

7

SEPARATE ACCOUNT VL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Health Care Fund, Series I

ASSETS:
Investments at fair value (1)	$480,497	$143,712	$179,635	$2,733,892	$272,843	$43,553	$191,434
Receivable from the Policies	-	8	-	1,759	-	-	-
Receivable from the fund manager	74	-	4	-	5	1	5
Total assets	480,571	143,720	179,639	2,735,651	272,848	43,554	191,439

LIABILITIES:
Payable to the Policies	74	-	4	-	5	1	5
Payable to the fund manager	-	8	-	1,759	-	-	-
Payable to the Company	16	5	6	89	9	1	6
Total liabilities	90	13	10	1,848	14	2	11

NET ASSETS	$480,481	$143,707	$179,629	$2,733,803	$272,834	$43,552	$191,428

Fair value per share (NAV)	$57.99	$13.32	$13.98	$58.96	$62.81	$24.24	$25.91
Shares outstanding in the Separate Account	8,286	10,789	12,849	46,369	4,344	1,797	7,388

(1) Investments in mutual fund shares, at cost	$302,648	$168,694	$196,330	$2,381,472	$307,469	$40,509	$182,828

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

8

SEPARATE ACCOUNT VL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Growth and Income Portfolio	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class

ASSETS:
Investments at fair value (1)	$1,082,598	$54,633	$443,265	$15,584	$724,927	$9,243	$1,253,007
Receivable from the Policies	-	-	-	-	-	-	3,465
Receivable from the fund manager	6	1	33	-	63	5	-
Total assets	1,082,604	54,634	443,298	15,584	724,990	9,248	1,256,472

LIABILITIES:
Payable to the Policies	6	1	33	-	63	5	-
Payable to the fund manager	-	-	-	-	-	-	3,465
Payable to the Company	35	2	14	1	24	-	41
Total liabilities	41	3	47	1	87	5	3,506

NET ASSETS	$1,082,563	$54,631	$443,251	$15,583	$724,903	$9,243	$1,252,966

Fair value per share (NAV)	$36.06	$35.99	$35.28	$22.63	$22.10	$12.94	$10.10
Shares outstanding in the Separate Account	30,022	1,518	12,564	689	32,802	714	124,060

(1) Investments in mutual fund shares, at cost	$932,326	$39,420	$337,758	$13,793	$646,475	$11,595	$1,745,369

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

9

SEPARATE ACCOUNT VL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$327,756	$138,711	$110,095	$619,852	$557,288
Receivable from the Policies	-	-	-	88	186
Receivable from the fund manager	2,062	5	3	-	-
Total assets	329,818	138,716	110,098	619,940	557,474

LIABILITIES:
Payable to the Policies	2,062	5	3	-	-
Payable to the fund manager	-	-	-	88	186
Payable to the Company	11	5	4	20	18
Total liabilities	2,073	10	7	108	204

NET ASSETS	$327,745	$138,706	$110,091	$619,832	$557,270

Fair value per share (NAV)	$22.68	$31.54	$8.23	$14.24	$11.99
Shares outstanding in the Separate Account	14,451	4,398	13,377	43,529	46,479

(1) Investments in mutual fund shares, at cost	$310,918	$131,626	$124,504	$597,492	$541,886

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

10

SEPARATE ACCOUNT VL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Ultra Fund, Class I	American Century Investments VP Value Fund, Class I	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A

INVESTMENT INCOME:
Dividend income	$3,443	$2,502	$-	$28,011	$-	$-	$19,568

EXPENSES:
Mortality and expense risk	1,568	1,259	9,844	8,394	2,792	13,466	10,212

NET INVESTMENT INCOME (LOSS)	1,875	1,243	(9,844)	19,617	(2,792)	(13,466)	9,356

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,647)	985	32,598	31,085	8,164	(1,839)	30,171
Capital gain distributions	-	-	98,297	92,161	-	88,015	73,837

Net realized gain (loss) on investments	(1,647)	985	130,895	123,246	8,164	86,176	104,008

Change in net unrealized appreciation (depreciation) on investments	17,450	17,969	362,651	(48,575)	37,096	635,146	208,326

Net realized and unrealized gain (loss) on investments	15,803	18,954	493,546	74,671	45,260	721,322	312,334

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,678	$20,197	$483,702	$94,288	$42,468	$707,856	$321,690

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

11

SEPARATE ACCOUNT VL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity- Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2

INVESTMENT INCOME:
Dividend income	$3,552	$8,823	$37,366	$26,844	$5,828	$12,919	$12,779

EXPENSES:
Mortality and expense risk	2,337	2,556	6,304	3,319	16,276	5,406	6,205

NET INVESTMENT INCOME (LOSS)	1,215	6,267	31,062	23,525	(10,448)	7,513	6,574

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,594)	(9,468)	-	(10,569)	58,469	7,794	27,042
Capital gain distributions	7,615	-	-	-	82,815	22,169	33,588

Net realized gain (loss) on investments	5,021	(9,468)	-	(10,569)	141,284	29,963	60,630

Change in net unrealized appreciation (depreciation) on investments	44,013	14,397	-	36,960	498,897	31,506	71,425

Net realized and unrealized gain (loss) on investments	49,034	4,929	-	26,391	640,181	61,469	132,055

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,249	$11,196	$31,062	$49,916	$629,733	$68,982	$138,629

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

12

SEPARATE ACCOUNT VL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Health Care Fund, Series I

INVESTMENT INCOME:
Dividend income	$-	$-	$2,551	$-	$-	$838	$-

EXPENSES:
Mortality and expense risk	2,965	978	1,188	18,177	1,936	403	1,616

NET INVESTMENT INCOME (LOSS)	(2,965)	(978)	1,363	(18,177)	(1,936)	435	(1,616)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	11,656	(9,854)	(2,744)	1,645	(10,794)	4,292	(7,034)
Capital gain distributions	-	-	-	54,550	-	3,453	-

Net realized gain (loss) on investments	11,656	(9,854)	(2,744)	56,195	(10,794)	7,745	(7,034)

Change in net unrealized appreciation (depreciation) on investments	144,525	42,914	15,467	809,617	44,515	(4,430)	4,446

Net realized and unrealized gain (loss) on investments	156,181	33,060	12,723	865,812	33,721	3,315	(2,588)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$153,216	$32,082	$14,086	$847,635	$31,785	$3,750	$(4,204)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

13

SEPARATE ACCOUNT VL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Growth and Income Portfolio	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class

INVESTMENT INCOME:
Dividend income	$9,762	$366	$2,011	$43	$362	$-	$-

EXPENSES:
Mortality and expense risk	7,541	447	3,098	107	5,279	72	9,074

NET INVESTMENT INCOME (LOSS)	2,221	(81)	(1,087)	(64)	(4,917)	(72)	(9,074)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	8,703	285	12,101	37	9,079	(230)	(114,144)
Capital gain distributions	21,204	2,817	24,504	741	39,136	-	-

Net realized gain (loss) on investments	29,907	3,102	36,605	778	48,215	(230)	(114,144)

Change in net unrealized appreciation (depreciation) on investments	89,994	5,334	35,382	2,275	111,661	1,446	286,852

Net realized and unrealized gain (loss) on investments	119,901	8,436	71,987	3,053	159,876	1,216	172,708

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$122,122	$8,355	$70,900	$2,989	$154,959	$1,144	$163,634

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

14

SEPARATE ACCOUNT VL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$5,846	$4,580	$2,330	$19,086	$18,054

EXPENSES:
Mortality and expense risk	2,343	1,009	784	4,304	3,803

NET INVESTMENT INCOME (LOSS)	3,503	3,571	1,546	14,782	14,251

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	866	1,252	(2,334)	(4,248)	(3,703)
Capital gain distributions	13,954	7,682	85	-	-

Net realized gain (loss) on investments	14,820	8,934	(2,249)	(4,248)	(3,703)

Change in net unrealized appreciation (depreciation) on investments	10,503	(16,708)	12,904	98,117	86,032

Net realized and unrealized gain (loss) on investments	25,323	(7,774)	10,655	93,869	82,329

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,826	$(4,203)	$12,201	$108,651	$96,580

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

15

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Ultra Fund, Class I	American Century Investments VP Value Fund, Class I	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,875	$1,243	$(9,844)	$19,617	$(2,792)	$(13,466)	$9,356
Net realized gain (loss) on investments	(1,647)	985	130,895	123,246	8,164	86,176	104,008
Change in net unrealized appreciation (depreciation) on investments	17,450	17,969	362,651	(48,575)	37,096	635,146	208,326

Net increase (decrease) in net assets resulting from operations	17,678	20,197	483,702	94,288	42,468	707,856	321,690

POLICY TRANSACTIONS:
Policy owners' net payments	12,048	8,173	41,855	56,423	11,443	28,544	36,504
Policy maintenance charges	(15,292)	(10,279)	(92,767)	(90,746)	(21,256)	(78,418)	(50,116)
Policy owners' benefits	(73)	(2,242)	(26,935)	(24,352)	(479)	(1,152,557)	(64,743)
Net transfers (to) from the Company and/or Subaccounts	833	1,927	20,511	(12,331)	(443)	(13,509)	(12,161)
Net Policy loan repayments (withdrawals)	48	247	2,408	(28,402)	1,562	(14,517)	(2,499)

Increase (decrease) in net assets resulting from Policy transactions	(2,436)	(2,174)	(54,928)	(99,408)	(9,173)	(1,230,457)	(93,015)

Total increase (decrease) in net assets	15,242	18,023	428,774	(5,120)	33,295	(522,601)	228,675

NET ASSETS:
Beginning of period	222,624	169,786	1,145,294	1,211,377	356,748	2,225,809	1,336,610

End of period	$237,866	$187,809	$1,574,068	$1,206,257	$390,043	$1,703,208	$1,565,285

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

16

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,215	$6,267	$31,062	$23,525	$(10,448)	$7,513	$6,574
Net realized gain (loss) on investments	5,021	(9,468)	-	(10,569)	141,284	29,963	60,630
Change in net unrealized appreciation (depreciation) on investments	44,013	14,397	-	36,960	498,897	31,506	71,425

Net increase (decrease) in net assets resulting from operations	50,249	11,196	31,062	49,916	629,733	68,982	138,629

POLICY TRANSACTIONS:
Policy owners' net payments	11,813	13,797	55,906	35,655	59,114	27,265	68,501
Policy maintenance charges	(23,449)	(27,150)	(86,753)	(66,340)	(134,145)	(51,308)	(72,872)
Policy owners' benefits	(11,753)	(10,491)	(8,260)	(7,319)	(106,255)	(63,428)	(45,920)
Net transfers (to) from the Company and/or Subaccounts	11,119	4,016	(8,711)	29,006	(17,216)	(11,183)	31,722
Net Policy loan repayments (withdrawals)	1,875	(11,333)	(4,410)	(1,061)	(18,381)	(5,356)	(3,275)

Increase (decrease) in net assets resulting from Policy transactions	(10,395)	(31,161)	(52,228)	(10,059)	(216,883)	(104,010)	(21,844)

Total increase (decrease) in net assets	39,854	(19,965)	(21,166)	39,857	412,850	(35,028)	116,785

NET ASSETS:
Beginning of period	318,562	365,634	861,141	426,334	2,048,427	804,874	796,516

End of period	$358,416	$345,669	$839,975	$466,191	$2,461,277	$769,846	$913,301

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

17

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Health Care Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,965)	$(978)	$1,363	$(18,177)	$(1,936)	$435	$(1,616)
Net realized gain (loss) on investments	11,656	(9,854)	(2,744)	56,195	(10,794)	7,745	(7,034)
Change in net unrealized appreciation (depreciation) on investments	144,525	42,914	15,467	809,617	44,515	(4,430)	4,446

Net increase (decrease) in net assets resulting from operations	153,216	32,082	14,086	847,635	31,785	3,750	(4,204)

POLICY TRANSACTIONS:
Policy owners' net payments	9,502	5,193	13,584	104,785	13,305	4,189	8,944
Policy maintenance charges	(21,757)	(8,247)	(15,837)	(205,156)	(24,871)	(6,611)	(9,320)
Policy owners' benefits	(7,896)	(7,539)	(543)	(247,121)	(24,069)	(34,471)	(221,364)
Net transfers (to) from the Company and/or Subaccounts	2,912	(11,601)	(1,225)	(34,200)	8,863	(306)	(191)
Net Policy loan repayments (withdrawals)	(12,169)	(2,183)	1,674	(8,508)	(3,767)	106	(8,863)

Increase (decrease) in net assets resulting from Policy transactions	(29,408)	(24,377)	(2,347)	(390,200)	(30,539)	(37,093)	(230,794)

Total increase (decrease) in net assets	123,808	7,705	11,739	457,435	1,246	(33,343)	(234,998)

NET ASSETS:
Beginning of period	356,673	136,002	167,890	2,276,368	271,588	76,895	426,426

End of period	$480,481	$143,707	$179,629	$2,733,803	$272,834	$43,552	$191,428

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

18

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Growth and Income Portfolio	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,221	$(81)	$(1,087)	$(64)	$(4,917)	$(72)	$(9,074)
Net realized gain (loss) on investments	29,907	3,102	36,605	778	48,215	(230)	(114,144)
Change in net unrealized appreciation (depreciation) on investments	89,994	5,334	35,382	2,275	111,661	1,446	286,852

Net increase (decrease) in net assets resulting from operations	122,122	8,355	70,900	2,989	154,959	1,144	163,634

POLICY TRANSACTIONS:
Policy owners' net payments	44,341	-	21,238	94	35,411	-	49,729
Policy maintenance charges	(77,785)	(610)	(28,109)	(785)	(56,264)	(460)	(91,626)
Policy owners' benefits	(23,632)	(87)	(37,765)	-	(182,325)	(145)	(159,780)
Net transfers (to) from the Company and/or Subaccounts	(695)	(262)	(415)	(77)	(4,730)	(47)	9,037
Net Policy loan repayments (withdrawals)	(7,927)	-	(107)	-	(11,286)	(5)	(9,919)

Increase (decrease) in net assets resulting from Policy transactions	(65,698)	(959)	(45,158)	(768)	(219,194)	(657)	(202,559)

Total increase (decrease) in net assets	56,424	7,396	25,742	2,221	(64,235)	487	(38,925)

NET ASSETS:
Beginning of period	1,026,139	47,235	417,509	13,362	789,138	8,756	1,291,891

End of period	$1,082,563	$54,631	$443,251	$15,583	$724,903	$9,243	$1,252,966

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

19

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,503	$3,571	$1,546	$14,782	$14,251
Net realized gain (loss) on investments	14,820	8,934	(2,249)	(4,248)	(3,703)
Change in net unrealized appreciation (depreciation) on investments	10,503	(16,708)	12,904	98,117	86,032

Net increase (decrease) in net assets resulting from operations	28,826	(4,203)	12,201	108,651	96,580

POLICY TRANSACTIONS:
Policy owners' net payments	12,134	9,570	3,249	36,798	22,005
Policy maintenance charges	(21,769)	(20,421)	(4,930)	(51,428)	(32,392)
Policy owners' benefits	(13,572)	-	(77)	(33,955)	(36,617)
Net transfers (to) from the Company and/or Subaccounts	(2,385)	9,621	(7,697)	(4,506)	15,274
Net Policy loan repayments (withdrawals)	(3,313)	1,312	292	(21,657)	(907)

Increase (decrease) in net assets resulting from Policy transactions	(28,905)	82	(9,163)	(74,748)	(32,637)

Total increase (decrease) in net assets	(79)	(4,121)	3,038	33,903	63,943

NET ASSETS:
Beginning of period	327,824	142,827	107,053	585,929	493,327

End of period	$327,745	$138,706	$110,091	$619,832	$557,270

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

20

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Ultra Fund, Class I	American Century Investments VP Value Fund, Class I	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,495	$785	$(10,705)	$17,166	$(3,052)	$(18,938)	$7,433
Net realized gain (loss) on investments	57,046	19,874	300,770	148,387	30,006	690,887	113,834
Change in net unrealized appreciation (depreciation) on investments	(94,259)	(60,048)	(932,096)	(169,924)	(104,651)	(1,763,590)	(433,257)

Net increase (decrease) in net assets resulting from operations	(34,718)	(39,389)	(642,031)	(4,371)	(77,697)	(1,091,641)	(311,990)

POLICY TRANSACTIONS:
Policy owners' net payments	12,979	6,884	48,929	58,833	13,621	33,250	37,794
Policy maintenance charges	(19,067)	(13,020)	(88,286)	(116,027)	(21,796)	(56,007)	(57,265)
Policy owners' benefits	(1,018)	(36)	(297,881)	(41,179)	(3,293)	(1,410)	(24,333)
Net transfers (to) from the Company and/or Subaccounts	(4,110)	51,410	2,603	(27,047)	(48,498)	(27,829)	(17,003)
Net Policy loan repayments (withdrawals)	168	735	2,501	(1,315)	(3,610)	(88,118)	772

Increase (decrease) in net assets resulting from Policy transactions	(11,048)	45,973	(332,134)	(126,735)	(63,576)	(140,114)	(60,035)

Total increase (decrease) in net assets	(45,766)	6,584	(974,165)	(131,106)	(141,273)	(1,231,755)	(372,025)

NET ASSETS:
Beginning of period	268,390	163,202	2,119,459	1,342,483	498,021	3,457,564	1,708,635

End of period	$222,624	$169,786	$1,145,294	$1,211,377	$356,748	$2,225,809	$1,336,610

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

21

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$385	$5,358	$2,801	$20,632	$(10,556)	$8,143	$5,499
Net realized gain (loss) on investments	48,990	(14,087)	-	(11,115)	142,843	34,460	116,360
Change in net unrealized appreciation (depreciation) on investments	(121,963)	(54,365)	-	(67,687)	(920,853)	(97,569)	(176,266)

Net increase (decrease) in net assets resulting from operations	(72,588)	(63,094)	2,801	(58,170)	(788,566)	(54,966)	(54,407)

POLICY TRANSACTIONS:
Policy owners' net payments	10,759	17,143	60,429	28,250	53,569	28,138	59,619
Policy maintenance charges	(16,250)	(45,920)	(110,032)	(59,731)	(102,620)	(61,651)	(87,827)
Policy owners' benefits	(4,265)	(4,610)	(1,093)	(428)	(87,893)	(13,786)	(220,729)
Net transfers (to) from the Company and/or Subaccounts	46,122	(35,055)	16,917	41,201	(3,449)	(16,220)	31,261
Net Policy loan repayments (withdrawals)	2,565	(269)	1,602	547	6,855	(3,025)	(2)

Increase (decrease) in net assets resulting from Policy transactions	38,931	(68,711)	(32,177)	9,839	(133,538)	(66,544)	(217,678)

Total increase (decrease) in net assets	(33,657)	(131,805)	(29,376)	(48,331)	(922,104)	(121,510)	(272,085)

NET ASSETS:
Beginning of period	352,219	497,439	890,517	474,665	2,970,531	926,384	1,068,601

End of period	$318,562	$365,634	$861,141	$426,334	$2,048,427	$804,874	$796,516

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

22

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Health Care Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,074)	$(1,085)	$4,048	$(20,208)	$(1,911)	$922	$(3,009)
Net realized gain (loss) on investments	93,236	30,835	(1,820)	767,887	83,000	11,662	61,374
Change in net unrealized appreciation (depreciation) on investments	(323,866)	(99,899)	(63,141)	(1,906,022)	(184,019)	(14,543)	(128,435)

Net increase (decrease) in net assets resulting from operations	(233,704)	(70,149)	(60,913)	(1,158,343)	(102,930)	(1,959)	(70,070)

POLICY TRANSACTIONS:
Policy owners' net payments	10,384	6,006	15,042	115,332	11,986	5,969	9,408
Policy maintenance charges	(19,767)	(9,266)	(13,768)	(172,247)	(17,872)	(9,694)	(19,422)
Policy owners' benefits	(18,118)	(11,050)	(1,629)	(322,859)	(3,934)	(325)	(3,525)
Net transfers (to) from the Company and/or Subaccounts	882	5,727	(21,569)	(2,777)	46,318	(2,017)	3,613
Net Policy loan repayments (withdrawals)	3,254	3,171	(3,252)	(729)	1,088	47	(1,466)

Increase (decrease) in net assets resulting from Policy transactions	(23,365)	(5,412)	(25,176)	(383,280)	37,586	(6,020)	(11,392)

Total increase (decrease) in net assets	(257,069)	(75,561)	(86,089)	(1,541,623)	(65,344)	(7,979)	(81,462)

NET ASSETS:
Beginning of period	613,742	211,563	253,979	3,817,991	336,932	84,874	507,888

End of period	$356,673	$136,002	$167,890	$2,276,368	$271,588	$76,895	$426,426

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

23

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Lord Abbett Series Fund Growth and Income Portfolio	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,768	$(108)	$(1,613)	$(91)	$(6,189)	$(615)	$(10,464)
Net realized gain (loss) on investments	106,073	6,753	82,101	1,991	124,936	4,880	474,305
Change in net unrealized appreciation (depreciation) on investments	(243,187)	(16,526)	(178,729)	(5,297)	(331,759)	(46,684)	(1,056,885)

Net increase (decrease) in net assets resulting from operations	(131,346)	(9,881)	(98,241)	(3,397)	(213,012)	(42,419)	(593,044)

POLICY TRANSACTIONS:
Policy owners' net payments	43,036	1	24,392	95	41,249	1	55,501
Policy maintenance charges	(71,313)	(622)	(36,015)	(621)	(62,306)	(1,067)	(90,905)
Policy owners' benefits	(10,150)	-	(46,278)	-	(41,569)	(133,034)	(55,911)
Net transfers (to) from the Company and/or Subaccounts	(91,556)	(424)	(8,322)	(131)	(11,937)	(2,162)	1,662
Net Policy loan repayments (withdrawals)	(10,277)	-	(98)	-	(1,949)	(4)	5,311

Increase (decrease) in net assets resulting from Policy transactions	(140,260)	(1,045)	(66,321)	(657)	(76,512)	(136,266)	(84,342)

Total increase (decrease) in net assets	(271,606)	(10,926)	(164,562)	(4,054)	(289,524)	(178,685)	(677,386)

NET ASSETS:
Beginning of period	1,297,745	58,161	582,071	17,416	1,078,662	187,441	1,969,277

End of period	$1,026,139	$47,235	$417,509	$13,362	$789,138	$8,756	$1,291,891

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

24

SEPARATE ACCOUNT VL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,131	$2,082	$2,779	$15,756	$(2,788)
Net realized gain (loss) on investments	44,342	19,198	845	(19,264)	(3,799)
Change in net unrealized appreciation (depreciation) on investments	(97,843)	(22,614)	(46,133)	(58,489)	(62,878)

Net increase (decrease) in net assets resulting from operations	(50,370)	(1,334)	(42,509)	(61,997)	(69,465)

POLICY TRANSACTIONS:
Policy owners' net payments	11,970	13,571	6,393	40,591	25,853
Policy maintenance charges	(26,039)	(30,480)	(10,887)	(63,607)	(35,252)
Policy owners' benefits	(86,848)	(2,781)	(2,155)	(18,868)	(380)
Net transfers (to) from the Company and/or Subaccounts	(1,654)	(30,395)	(36,432)	(64,773)	(9,052)
Net Policy loan repayments (withdrawals)	(5,007)	(8,437)	(2,730)	(593)	(498)

Increase (decrease) in net assets resulting from Policy transactions	(107,578)	(58,522)	(45,811)	(107,250)	(19,329)

Total increase (decrease) in net assets	(157,948)	(59,856)	(88,320)	(169,247)	(88,794)

NET ASSETS:
Beginning of period	485,772	202,683	195,373	755,176	582,121

End of period	$327,824	$142,827	$107,053	$585,929	$493,327

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

25

SEPARATE ACCOUNT VL

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

The Separate Account VL of First Variable Life Insurance Company (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by First Variable Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. First Variable Life Insurance Company was acquired by Protective Life Insurance Company (the “Company”), which made First Variable Life Insurance Company a wholly owned subsidiary of Protective Life Insurance Company. Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies. New Policies are no longer being sold under the products in the Separate Account, but owners of existing Policies may make additional deposits.

The following is a list of the variable life insurance products funded by the Separate Account:

Capital Estate Builder

Capital One Pay

Capital Solutions

For the years or periods ended December 31, 2023 and 2022, the Separate Account was invested in up to 33 Subaccounts, as follows:

American Century Investments VP Disciplined Core Value Fund, Class I

American Century Investments VP International Fund, Class I

American Century Investments VP Ultra Fund, Class I

American Century Investments VP Value Fund, Class I

Columbia VP Select Small Cap Value Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 2

DWS Equity 500 Index VIP, Class A

DWS Small Cap Index VIP, Class A

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Government Money Fund II

26

Federated Hermes High Income Bond Fund II

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP Equity-Income Portfolio, Service Class 2

Fidelity VIP Growth & Income Portfolio, Service Class 2

Fidelity VIP Growth Opportunities Portfolio, Service Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Invesco Global Real Estate Fund, Series I

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Health Care Fund, Series I

Lord Abbett Series Fund Growth and Income Portfolio

MFS Investors Trust Series, Initial Class

MFS Investors Trust Series, Service Class

MFS Massachusetts Investors Growth Stock Portfolio, Initial Class

MFS Massachusetts Investors Growth Stock Portfolio, Service Class

MFS New Discovery Series, Initial Class

MFS New Discovery Series, Service Class

MFS Total Return Series, Service Class

MFS Utilities Series, Service Class

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

27

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

28

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

29

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

American Century Investments VP Disciplined Core Value Fund, Class I	$12,179	$11,507
American Century Investments VP International Fund, Class I	15,264	15,255
American Century Investments VP Ultra Fund, Class I	153,351	113,468
American Century Investments VP Value Fund, Class I	143,982	124,902
Columbia VP Select Small Cap Value Fund, Class 2	7,664	17,651
Columbia VP Seligman Global Technology Fund, Class 2	107,729	1,251,324
DWS Equity 500 Index VIP, Class A	136,389	138,799
DWS Small Cap Index VIP, Class A	31,194	30,994
Federated Hermes Fund for U.S. Government Securities II	24,234	47,102
Federated Hermes Government Money Fund II	71,197	87,594
Federated Hermes High Income Bond Fund II	96,787	80,957
Fidelity VIP Contrafund Portfolio, Service Class 2	134,044	267,200
Fidelity VIP Equity-Income Portfolio, Service Class 2	53,640	123,511
Fidelity VIP Growth & Income Portfolio, Service Class 2	122,821	100,087
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	10,789	41,181
Franklin Small-Mid Cap Growth VIP Fund, Class 2	4,909	29,510
Invesco Global Real Estate Fund, Series I	17,866	17,919
Invesco V.I. American Franchise Fund, Series I	87,240	428,442
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	21,914	52,884
Invesco V.I. Diversified Dividend Fund, Series I	7,806	40,586
Invesco V.I. Health Care Fund, Series I	14,826	244,882
Lord Abbett Series Fund Growth and Income Portfolio	58,141	94,728
MFS Investors Trust Series, Initial Class	3,185	1,146
MFS Investors Trust Series, Service Class	39,454	58,883
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	855	870
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	60,411	241,016
MFS New Discovery Series, Initial Class	1	682
MFS New Discovery Series, Service Class	36,748	241,227
MFS Total Return Series, Service Class	28,877	38,510
MFS Utilities Series, Service Class	28,254	16,128
Templeton Developing Markets VIP Fund, Class 2	6,042	12,981
Templeton Foreign VIP Fund, Class 2	46,319	103,038
Templeton Growth VIP Fund, Class 2	48,488	64,141

30

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)

American Century Investments VP Disciplined Core Value Fund, Class I	274	302	(28)	186		440	(254)
American Century Investments VP International Fund, Class I	629	672	(43)	3,075		690	2,385
American Century Investments VP Ultra Fund, Class I	1,264	2,068	(804)	1,599		8,330	(6,731)
American Century Investments VP Value Fund, Class I	499	2,331	(1,832)	406		2,813	(2,407)
Columbia VP Select Small Cap Value Fund, Class 2	147	275	(128)	139		1,332	(1,193)
Columbia VP Seligman Global Technology Fund, Class 2	345	21,027	(20,682)	587		2,557	(1,970)
DWS Equity 500 Index VIP, Class A	1,051	3,237	(2,186)	1,674		2,793	(1,119)
DWS Small Cap Index VIP, Class A	442	617	(175)	1,350		372	978
Federated Hermes Fund for U.S. Government Securities II	1,036	2,985	(1,949)	2,369		6,568	(4,199)
Federated Hermes Government Money Fund II	2,842	6,469	(3,627)	5,228		7,321	(2,093)
Federated Hermes High Income Bond Fund II	2,381	2,582	(201)	3,310		2,863	447
Fidelity VIP Contrafund Portfolio, Service Class 2	936	5,084	(4,148)	1,026		3,522	(2,496)
Fidelity VIP Equity-Income Portfolio, Service Class 2	525	3,284	(2,759)	319		2,038	(1,719)
Fidelity VIP Growth & Income Portfolio, Service Class 2	2,854	3,249	(395)	3,162		9,028	(5,866)
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	228	814	(586)	312		764	(452)
Franklin Small-Mid Cap Growth VIP Fund, Class 2	143	796	(653)	671		746	(75)
Invesco Global Real Estate Fund, Series I	433	464	(31)	363		927	(564)
Invesco V.I. American Franchise Fund, Series I	1,097	12,330	(11,233)	2,187		13,757	(11,570)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	1,765	4,014	(2,249)	4,978		1,522	3,456
Invesco V.I. Diversified Dividend Fund, Series I	215	2,409	(2,194)	196		524	(328)
Invesco V.I. Health Care Fund, Series I	412	6,733	(6,321)	406		617	(211)
Lord Abbett Series Fund Growth and Income Portfolio	781	2,415	(1,634)	701		4,494	(3,793)
MFS Investors Trust Series, Initial Class	-	20	(20)	0	*	18	(18)
MFS Investors Trust Series, Service Class	386	1,612	(1,226)	382		2,291	(1,909)
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	3	31	(28)	3		26	(23)
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	879	9,766	(8,887)	838		3,934	(3,096)

31

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)

MFS New Discovery Series, Initial Class	-	10	(10)	0	*	2,148	(2,148)
MFS New Discovery Series, Service Class	1,079	6,473	(5,394)	1,200		3,224	(2,024)
MFS Total Return Series, Service Class	334	1,293	(959)	772		4,650	(3,878)
MFS Utilities Series, Service Class	390	366	24	243		1,563	(1,320)
Templeton Developing Markets VIP Fund, Class 2	105	347	(242)	248		1,549	(1,301)
Templeton Foreign VIP Fund, Class 2	1,494	5,417	(3,923)	2,033		8,121	(6,088)
Templeton Growth VIP Fund, Class 2	1,426	2,685	(1,259)	560		1,282	(722)

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

32

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by Subaccount from either the net unit value or from the Policy as a redemption of units. Fees and charges may vary based on factors such as product purchased, face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.70% - 0.90% of the average daily net assets of the Subaccounts

Monthly Standard Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$8.50 - $10 per month

Monthly Standard Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$2.50 per month of the specified amount of the Policy

Distribution, Premium Tax and Federal Tax Charge
This deduction is to reimburse the Company for distribution expenses, premium tax expenses and/or federal tax expenses. This charge may be assessed for the first ten years of the policy on an annual basis against the account value, is deducted through a redemption of units, and is recognized as Policy maintenance charges in the Statements of Changes in Net Assets.	annual rate of 0.00% - 0.65% of the account value

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's anniversary, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.05 - $26.63 per $1,000 of face amount of policy

Policy Expense Charge
This charge is assessed to reimburse the Company for sales expenses, underwriting and issue expenses, and the average premium tax expense incurred when issuing Policies. The charge is based upon the Policy value on the monthly anniversary, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregated of 0.27% - 0.30% of the Policy's value

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

33

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable life products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Policy owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Policy expenses offered by the Company, as Policy owners may not have selected all available and applicable Policy options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable life Policies, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2023 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Century Investments VP Disciplined Core Value Fund, Class I
2023	7	$35.88	$34.29	$238	1.54%	0.70%	0.90%	7.90%	7.68%
2022	7	33.25	31.84	223	1.69%	0.70%	0.90%	(13.34)%	(13.52)%
2021	7	38.37	36.82	268	1.10%	0.70%	0.90%	27.72%	17.81%
2020	7	30.04	31.25	219	1.87%	0.70%	0.90%	10.80%	11.03%
2019	8	27.11	28.15	219	2.18%	0.70%	0.90%	22.84%	23.08%
American Century Investments VP International Fund, Class I
2023	9	21.79	20.82	188	1.39%	0.70%	0.90%	11.79%	11.57%
2022	9	19.49	18.67	170	1.12%	0.70%	0.90%	(25.28)%	(25.43)%
2021	6	26.09	25.03	163	0.16%	0.70%	0.90%	12.33%	3.61%
2020	6	23.22	24.16	154	0.51%	0.70%	0.90%	24.75%	25.00%
2019	8	18.62	19.33	169	0.90%	0.70%	0.90%	27.27%	27.52%
American Century Investments VP Ultra Fund, Class I
2023	27	58.73	56.13	1,574	0.00%	0.70%	0.90%	42.51%	42.23%
2022	28	41.21	39.46	1,145	0.00%	0.70%	0.90%	(32.85)%	(32.98)%
2021	34	61.37	58.88	2,119	0.00%	0.70%	0.90%	27.21%	17.35%
2020	37	48.24	50.18	1,822	0.00%	0.70%	0.90%	48.51%	48.81%
2019	40	32.48	33.72	1,340	0.00%	0.70%	0.90%	33.37%	33.64%

34

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Century Investments VP Value Fund, Class I
2023	22	$53.89	$51.27	$1,206	2.37%	0.70%	0.90%	8.34%	8.12%
2022	24	49.75	47.42	1,211	2.05%	0.70%	0.90%	(0.16)%	(0.36)%
2021	27	49.82	47.59	1,342	1.80%	0.70%	0.90%	29.19%	18.10%
2020	31	38.57	40.30	1,250	1.98%	0.70%	0.90%	0.07%	0.27%
2019	33	38.54	40.19	1,306	2.14%	0.70%	0.90%	25.90%	26.15%
Columbia VP Select Small Cap Value Fund, Class 2
2023	7	57.13	54.59	390	0.00%	0.70%	0.90%	12.06%	11.84%
2022	7	50.98	48.81	357	0.00%	0.70%	0.90%	(15.52)%	(15.69)%
2021	8	60.34	57.90	498	0.00%	0.70%	0.90%	34.92%	24.45%
2020	10	44.73	46.52	447	0.00%	0.70%	0.90%	7.94%	8.16%
2019	9	41.44	43.01	420	0.00%	0.70%	0.90%	16.39%	16.62%
Columbia VP Seligman Global Technology Fund, Class 2
2023	24	71.61	68.30	1,703	0.00%	0.70%	0.90%	43.86%	43.58%
2022	45	49.78	47.57	2,226	0.00%	0.70%	0.90%	(32.33)%	(32.47)%
2021	47	73.56	70.44	3,458	0.28%	0.70%	0.90%	43.54%	31.87%
2020	49	51.25	53.42	2,583	0.00%	0.70%	0.90%	44.49%	44.78%
2019	49	35.47	36.89	1,794	0.00%	0.70%	0.90%	53.58%	53.89%
DWS Equity 500 Index VIP, Class A
2023	35	44.76	42.58	1,565	1.36%	0.70%	0.90%	25.12%	24.88%
2022	37	35.77	34.10	1,337	1.16%	0.70%	0.90%	(18.91)%	(19.07)%
2021	38	44.11	42.13	1,709	1.45%	0.70%	0.90%	33.22%	21.79%
2020	40	33.11	34.60	1,383	1.48%	0.70%	0.90%	17.04%	17.27%
2019	43	28.29	29.50	1,264	1.92%	0.70%	0.90%	30.01%	30.27%
DWS Small Cap Index VIP, Class A
2023	7	50.49	48.03	358	1.10%	0.70%	0.90%	15.95%	15.71%
2022	7	43.55	41.51	319	0.80%	0.70%	0.90%	(21.19)%	(21.35)%
2021	6	55.25	52.78	352	0.84%	0.70%	0.90%	18.81%	8.60%
2020	7	46.51	48.59	318	0.93%	0.70%	0.90%	18.36%	18.60%
2019	7	39.29	40.98	281	1.04%	0.70%	0.90%	24.10%	24.35%

35

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Federated Hermes Fund for U.S. Government Securities II
2023	22	$15.65	$14.96	$346	2.51%	0.70%	0.90%	3.46%	3.26%
2022	24	15.13	14.48	366	1.97%	0.70%	0.90%	(13.16)%	(13.33)%
2021	28	17.42	16.71	497	2.04%	0.70%	0.90%	1.18%	(6.67)%
2020	30	17.22	17.91	533	2.37%	0.70%	0.90%	4.27%	4.48%
2019	31	16.51	17.14	534	2.39%	0.70%	0.90%	4.95%	5.16%
Federated Hermes Government Money Fund II
2023	65	12.94	12.80	840	4.43%	0.70%	0.90%	3.63%	3.42%
2022	69	12.49	12.38	861	1.07%	0.70%	0.90%	0.33%	0.09%
2021	71	12.45	12.37	891	0.00%	0.70%	0.90%	(0.21)%	(1.38)%
2020	71	12.48	12.54	890	0.21%	0.70%	0.90%	(0.70)%	(0.50)%
2019	78	12.57	12.60	984	1.60%	0.70%	0.90%	0.73%	0.93%
Federated Hermes High Income Bond Fund II
2023	14	32.59	31.08	466	5.89%	0.70%	0.90%	11.93%	11.71%
2022	15	29.12	27.83	426	5.30%	0.70%	0.90%	(12.39)%	(12.57)%
2021	14	33.24	31.82	475	4.75%	0.70%	0.90%	8.51%	(0.30)%
2020	15	30.63	31.92	485	5.65%	0.70%	0.90%	4.64%	4.85%
2019	17	29.27	30.44	524	6.22%	0.70%	0.90%	13.52%	13.75%
Fidelity VIP Contrafund Portfolio, Service Class 2
2023	44	55.93	53.34	2,461	0.26%	0.70%	0.90%	32.19%	31.93%
2022	48	42.31	40.43	2,048	0.24%	0.70%	0.90%	(27.00)%	(27.15)%
2021	51	57.96	55.50	2,971	0.03%	0.70%	0.90%	31.96%	21.25%
2020	53	43.92	45.77	2,433	0.07%	0.70%	0.90%	29.06%	29.32%
2019	54	34.03	35.39	1,912	0.22%	0.70%	0.90%	30.10%	30.36%
Fidelity VIP Equity-Income Portfolio, Service Class 2
2023	20	38.96	37.16	770	1.70%	0.70%	0.90%	9.61%	9.39%
2022	23	35.54	33.97	805	1.63%	0.70%	0.90%	(5.90)%	(6.09)%
2021	24	37.77	36.17	926	1.75%	0.70%	0.90%	28.96%	18.48%
2020	27	29.29	30.53	817	1.47%	0.70%	0.90%	5.48%	5.70%
2019	28	27.77	28.88	805	1.87%	0.70%	0.90%	25.97%	26.22%

36

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Fidelity VIP Growth & Income Portfolio, Service Class 2
2023	22	$42.21	$40.33	$913	1.49%	0.70%	0.90%	17.54%	17.31%
2022	22	35.91	34.38	797	1.29%	0.70%	0.90%	(5.83)%	(6.02)%
2021	28	38.13	36.59	1,069	2.29%	0.70%	0.90%	29.77%	19.71%
2020	29	29.38	30.56	871	1.72%	0.70%	0.90%	6.63%	6.84%
2019	31	27.56	28.61	876	3.47%	0.70%	0.90%	28.52%	28.78%
Fidelity VIP Growth Opportunities Portfolio, Service Class 2
2023	9	53.49	51.02	480	0.00%	0.70%	0.90%	44.29%	44.01%
2022	10	37.07	35.43	357	0.00%	0.70%	0.90%	(38.75)%	(38.87)%
2021	10	60.52	57.95	614	0.00%	0.70%	0.90%	15.58%	6.18%
2020	10	52.37	54.58	555	0.00%	0.70%	0.90%	66.72%	67.05%
2019	11	31.41	32.67	356	0.00%	0.70%	0.90%	39.24%	39.51%
Franklin Small-Mid Cap Growth VIP Fund, Class 2
2023	4	40.59	40.59	144	0.00%	0.70%	0.70%	25.86%	25.86%
2022	4	32.25	32.25	136	0.00%	0.70%	0.70%	(34.15)%	(34.15)%
2021	4	48.98	48.98	212	0.00%	0.70%	0.70%	9.25%	9.25%
2020	4	44.84	44.84	182	0.00%	0.70%	0.70%	54.01%	54.01%
2019	5	29.11	29.11	137	0.00%	0.70%	0.90%	30.52%	30.52%
Invesco Global Real Estate Fund, Series I
2023	5	38.59	36.88	180	1.51%	0.70%	0.90%	8.29%	8.07%
2022	5	35.64	34.13	168	2.58%	0.70%	0.90%	(25.46)%	(25.61)%
2021	5	47.81	45.87	254	2.79%	0.70%	0.90%	29.85%	19.77%
2020	6	36.82	38.30	234	4.43%	0.70%	0.90%	(13.11)%	(12.93)%
2019	5	42.37	43.99	256	4.56%	0.70%	0.90%	21.90%	22.14%
Invesco V.I. American Franchise Fund, Series I
2023	71	38.62	36.74	2,734	0.00%	0.70%	0.90%	39.95%	39.67%
2022	82	27.59	26.30	2,276	0.00%	0.70%	0.90%	(31.59)%	(31.73)%
2021	94	40.34	38.53	3,818	0.00%	0.70%	0.90%	16.13%	6.16%
2020	100	34.73	36.29	3,609	0.07%	0.70%	0.90%	41.08%	41.36%
2019	112	24.62	25.67	2,982	0.00%	0.70%	0.90%	35.53%	35.80%

37

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2023	20	$13.63	$13.63	$273	0.00%	0.70%	0.70%	12.36%	12.36%
2022	22	12.13	12.13	272	0.00%	0.70%	0.70%	(31.45)%	(31.45)%
2021	19	17.69	17.69	337	0.00%	0.70%	0.70%	18.27%	18.27%
2020	20	14.96	14.96	294	0.00%	0.70%	0.70%	0.00%	0.00%
Invesco V.I. Diversified Dividend Fund, Series I
2023	2	17.89	17.89	44	1.46%	0.70%	0.70%	8.29%	8.29%
2022	5	16.53	16.53	77	1.82%	0.70%	0.70%	(2.39)%	(2.39)%
2021	5	16.93	16.93	85	1.21%	0.70%	0.70%	18.06%	18.06%
2020	6	14.34	14.34	206	1.66%	0.70%	0.70%	(0.56)%	(0.56)%
2019	6	14.42	14.42	86	2.85%	0.70%	0.70%	24.22%	24.22%
Invesco V.I. Health Care Fund, Series I
2023	5	38.34	36.64	191	0.00%	0.70%	0.90%	2.31%	2.10%
2022	11	37.48	35.89	426	0.00%	0.70%	0.90%	(13.92)%	(14.09)%
2021	12	43.54	41.78	508	0.21%	0.70%	0.90%	15.99%	7.00%
2020	12	37.54	39.04	449	0.29%	0.70%	0.90%	13.43%	13.66%
2019	12	33.09	34.35	402	0.04%	0.70%	0.90%	31.32%	31.58%
Lord Abbett Series Fund Growth and Income Portfolio
2023	28	39.29	37.38	1,083	0.95%	0.70%	0.90%	12.40%	12.18%
2022	29	34.96	33.32	1,026	1.19%	0.70%	0.90%	(10.07)%	(10.25)%
2021	33	38.87	37.13	1,298	1.04%	0.70%	0.90%	33.87%	22.37%
2020	37	29.04	30.34	1,129	1.49%	0.70%	0.90%	1.77%	1.98%
2019	42	28.53	29.75	1,227	1.71%	0.70%	0.90%	21.40%	21.64%
MFS Investors Trust Series, Initial Class
2023	1	40.32	38.36	55	0.73%	0.70%	0.90%	18.15%	17.92%
2022	1	34.13	32.53	47	0.64%	0.70%	0.90%	(17.07)%	(17.24)%
2021	1	41.15	39.31	58	0.63%	0.70%	0.90%	31.58%	20.28%
2020	1	31.28	32.68	46	0.59%	0.70%	0.90%	12.85%	13.07%
2019	1	27.72	28.90	42	0.72%	0.70%	0.90%	30.40%	30.66%

38

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

MFS Investors Trust Series, Service Class
2023	12		$37.50	$35.77	$443	0.47%	0.70%	0.90%	17.84%	17.60%
2022	13		31.83	30.41	418	0.36%	0.70%	0.90%	(17.27)%	(17.43)%
2021	15		38.47	36.84	582	0.40%	0.70%	0.90%	30.93%	20.30%
2020	20		29.38	30.62	598	0.40%	0.70%	0.90%	12.58%	12.81%
2019	20		26.10	27.15	547	0.50%	0.70%	0.90%	30.07%	30.33%
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class
2023	1		27.49	27.01	16	0.30%	0.70%	0.90%	23.14%	22.90%
2022	1		22.32	21.98	13	0.10%	0.70%	0.90%	(19.82)%	(19.98)%
2021	1		27.84	27.46	17	0.24%	0.70%	0.90%	26.56%	23.40%
2020	1		22.00	22.26	14	0.42%	0.70%	0.90%	21.43%	21.67%
2019	1		18.12	18.29	13	0.73%	0.70%	0.90%	38.70%	38.98%
MFS Massachusetts Investors Growth Stock Portfolio, Service Class
2023	27		26.91	26.44	725	0.05%	0.70%	0.90%	22.84%	22.60%
2022	36		21.90	21.56	789	0.00%	0.70%	0.90%	(20.01)%	(20.17)%
2021	39		27.38	27.01	1,079	0.03%	0.70%	0.90%	26.24%	23.09%
2020	42		21.69	21.94	930	0.21%	0.70%	0.90%	21.10%	21.34%
2019	47		17.91	18.08	857	0.37%	0.70%	0.90%	38.33%	38.61%
MFS New Discovery Series, Initial Class
2023	0	*	66.72	63.47	9	0.00%	0.70%	0.90%	13.62%	13.39%
2022	0	*	58.72	55.98	9	0.00%	0.70%	0.90%	(30.25)%	(30.39)%
2021	2		84.19	80.41	187	0.00%	0.70%	0.90%	5.63%	(3.44)%
2020	2		79.70	83.28	191	0.00%	0.70%	0.90%	44.58%	44.87%
2019	3		55.13	57.49	152	0.00%	0.70%	0.90%	40.43%	40.71%
MFS New Discovery Series, Service Class
2023	33		37.87	36.12	1,253	0.00%	0.70%	0.90%	13.46%	13.23%
2022	39		33.38	31.90	1,292	0.00%	0.70%	0.90%	(30.48)%	(30.62)%
2021	41		48.02	45.98	1,969	0.00%	0.70%	0.90%	5.13%	(3.42)%
2020	45		45.67	47.60	2,124	0.00%	0.70%	0.90%	44.28%	44.57%
2019	49		31.66	32.93	1,614	0.00%	0.70%	0.90%	40.01%	40.29%

39

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

MFS Total Return Series, Service Class
2023	11	$30.27	$28.93	$328	1.83%	0.70%	0.90%	9.45%	9.23%
2022	12	27.66	26.49	328	1.56%	0.70%	0.90%	(10.47)%	(10.65)%
2021	16	30.89	29.64	486	1.63%	0.70%	0.90%	17.58%	8.46%
2020	16	26.27	27.33	444	1.96%	0.70%	0.90%	8.53%	8.75%
2019	17	24.21	25.13	426	2.29%	0.70%	0.90%	19.04%	19.28%
MFS Utilities Series, Service Class
2023	3	42.52	40.63	139	3.37%	0.70%	0.90%	(3.01)%	(3.20)%
2022	3	43.84	41.98	143	1.91%	0.70%	0.90%	(0.22)%	(0.42)%
2021	5	43.93	42.15	203	1.52%	0.70%	0.90%	17.57%	8.45%
2020	5	37.37	38.87	189	2.03%	0.70%	0.90%	4.67%	4.88%
2019	5	35.70	37.06	193	3.61%	0.70%	0.90%	23.68%	23.93%
Templeton Developing Markets VIP Fund, Class 2
2023	3	37.04	35.40	110	2.11%	0.70%	0.90%	11.84%	11.62%
2022	3	33.12	31.71	107	2.47%	0.70%	0.90%	(22.53)%	(22.68)%
2021	5	42.75	41.02	195	0.93%	0.70%	0.90%	(2.64)%	(10.19)%
2020	4	43.91	45.67	195	3.64%	0.70%	0.90%	16.13%	16.36%
2019	4	37.81	39.25	168	0.96%	0.70%	0.90%	25.56%	25.81%
Templeton Foreign VIP Fund, Class 2
2023	31	20.10	19.12	620	3.17%	0.70%	0.90%	19.92%	19.68%
2022	35	16.76	15.98	586	3.04%	0.70%	0.90%	(8.25)%	(8.43)%
2021	41	18.27	17.45	755	1.85%	0.70%	0.90%	8.07%	(1.21)%
2020	42	16.90	17.66	741	2.87%	0.70%	0.90%	(2.05)%	(1.85)%
2019	41	17.26	17.99	726	1.69%	0.70%	0.90%	11.52%	11.74%
Templeton Growth VIP Fund, Class 2
2023	23	24.80	23.66	557	3.37%	0.70%	0.90%	20.17%	19.93%
2022	24	20.64	19.73	493	0.15%	0.70%	0.90%	(12.12)%	(12.29)%
2021	25	23.49	22.49	582	1.11%	0.70%	0.90%	8.54%	(0.28)%
2020	25	21.64	22.55	571	2.63%	0.70%	0.90%	4.85%	5.06%
2019	25	20.64	21.47	544	2.81%	0.70%	0.90%	14.12%	14.35%

40

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Policy expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Policy owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

41

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

42